Submission	Aug. 27, 2025
Submission [Line Items]
Central Index Key	0001841925
Registrant Name	indie Semiconductor, Inc.
Registration File Number	333-285653
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES